Income Taxes - Schedule of Net Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Net Deferred Tax Assets and Liabilities [Abstract]
Capitalized expenses before business combination	$ 941,705	$ 877,896
Net operating loss carryforward	111,449	129,259
Valuation allowance for deferred tax assets	(1,053,154)	(1,007,155)
Net deferred tax assets